SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Advertising expense	$ 169.2	$ 158.8	$ 189.4